SHARE BASED COMPENSATION (Summary of Share Option Activity) (Details) - Employee and Directors Stock Options [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future grants (in shares)	941,978	939,177
Shares
Outstanding at the beginning of the year (in shares)	256,617	387,350	427,273
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited or expired (in shares)	(2,801)	(130,733)	(39,923)
Outstanding at the end of the year (in shares)	253,816	256,617	387,350	427,273
Exercisable at the end of the year (in shares)	253,816	256,617	387,350
Expected to vested (in shares)	0	0	0
Weighted Average Exercise Price
Outstanding at the beginning of the year	¥ 3.30	¥ 3.08	¥ 503.40
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	3.09	3.30	3.08
Outstanding at end of year	3.09	3.30	3.08	¥ 503.40
Exercisable at end of year	3.09	3.30	3.08
Expected to be vested	¥ 0	¥ 0	¥ 0
Weighted Average Remaining Contractual Term
Outstanding at end of year		2 years 10 months 2 days	2 years 7 months 2 days	3 years 5 months 26 days
Exercisable at end of year	1 year 10 months 10 days	2 years 10 months 2 days	2 years 7 months 2 days
Expected to be vested	1 year 10 months 10 days	2 years 10 months 2 days	2 years 7 months 17 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 4,499	¥ 3,836	¥ 175
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	0	0	0
Outstanding at end of year	1,186	4,499	3,836	¥ 175
Exercisable at end of year	1,186	4,499	1,435
Expected to be vested	¥ 0	¥ 0	¥ 0
Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)	223,895	226,696
Outstanding at the end of the year (in shares)		223,895	226,696
Non Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)	29,921	29,921
Outstanding at the end of the year (in shares)		29,921	29,921